Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$ 21,308	$ 24,138
Total Agency securities (Cost $21,308)				24,138

	Shares
Common stocks: 58.78%
Communication services: 5.21%
Diversified telecommunication services: 0.69%
AT&T Incorporated	189,692	3,975,934
Lumen Technologies Incorporated	24,636	268,779
Verizon Communications Incorporated	111,278	5,647,359
		9,892,072
Entertainment: 0.75%
Activision Blizzard Incorporated	20,717	1,613,026
Electronic Arts Incorporated	7,452	906,536
Live Nation Entertainment Incorporated †	3,629	299,683
Netflix Incorporated †	11,772	2,058,570
Take-Two Interactive Software Incorporated †	4,189	513,278
The Walt Disney Company †	48,264	4,556,122
Warner Bros. Discovery Incorporated †	58,517	785,298
		10,732,513
Interactive media & services: 3.09%
Alphabet Incorporated Class A †	7,969	17,366,523
Alphabet Incorporated Class C †	7,307	15,983,697
Match Group Incorporated †	7,567	527,344
Meta Platforms Incorporated Class A †	60,771	9,799,324
Twitter Incorporated †	20,211	755,689
		44,432,577
Media: 0.54%
Charter Communications Incorporated Class A †	3,069	1,437,919
Comcast Corporation Class A	118,457	4,648,253
DISH Network Corporation Class A †	6,644	119,127
Fox Corporation Class A	8,259	265,609
Fox Corporation Class B	3,831	113,781
Interpublic Group of Companies Incorporated	10,431	287,165
News Corporation Class A	10,293	160,365
News Corporation Class B	3,189	50,673
Omnicom Group Incorporated	5,451	346,738
ViacomCBS Incorporated Class B	16,121	397,866
		7,827,496
Wireless telecommunication services: 0.14%
T-Mobile US Incorporated †	15,612	2,100,438
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Consumer discretionary: 6.19%
Auto components: 0.06%
Aptiv plc †	7,179	$ 639,434
BorgWarner Incorporated	6,348	211,833
		851,267
Automobiles: 1.21%
Ford Motor Company	104,634	1,164,576
General Motors Company †	38,633	1,226,984
Tesla Motors Incorporated †	22,235	14,973,494
		17,365,054
Distributors: 0.08%
Genuine Parts Company	3,752	499,016
LKQ Corporation	6,895	338,476
Pool Corporation	1,062	373,006
		1,210,498
Hotels, restaurants & leisure: 1.07%
Booking Holdings Incorporated †	1,076	1,881,913
Caesars Entertainment Incorporated †	5,680	217,544
Carnival Corporation †	21,504	186,010
Chipotle Mexican Grill Incorporated †	741	968,680
Darden Restaurants Incorporated	3,305	373,862
Domino's Pizza Incorporated	955	372,173
Expedia Group Incorporated †	4,016	380,837
Hilton Worldwide Holdings Incorporated	7,375	821,870
Las Vegas Sands Corporation †	9,111	306,038
Marriott International Incorporated Class A	7,285	990,833
McDonald's Corporation	19,596	4,837,860
MGM Resorts International	9,370	271,262
Norwegian Cruise Line Holdings Limited †«	11,105	123,488
Penn National Gaming Incorporated †	4,331	131,749
Royal Caribbean Cruises Limited †	5,945	207,540
Starbucks Corporation	30,389	2,321,416
Wynn Resorts Limited †	2,796	159,316
Yum! Brands Incorporated	7,556	857,682
		15,410,073
Household durables: 0.18%
D.R. Horton Incorporated	8,488	561,821
Garmin Limited	4,043	397,225
Lennar Corporation Class A	6,853	483,616
Mohawk Industries Incorporated †	1,364	169,259
Newell Rubbermaid Incorporated	9,751	185,659
NVR Incorporated †	82	328,339
PulteGroup Incorporated	6,296	249,510
Whirlpool Corporation	1,489	230,601
		2,606,030
Internet & direct marketing retail: 1.77%
Amazon.com Incorporated †	231,848	24,624,576
eBay Incorporated	14,834	618,133
Etsy Incorporated †	3,368	246,571
		25,489,280
See accompanying notes to portfolio of investments

2  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Leisure products: 0.02%
Hasbro Incorporated	3,473	$ 284,369
Multiline retail: 0.29%
Dollar General Corporation	6,062	1,487,857
Dollar Tree Incorporated †	5,965	929,645
Target Corporation	12,253	1,730,491
		4,147,993
Specialty retail: 1.22%
Advance Auto Parts Incorporated	1,619	280,233
AutoZone Incorporated †	526	1,130,437
Bath & Body Works Incorporated	6,319	170,107
Best Buy Company Incorporated	5,365	349,744
CarMax Incorporated †	4,254	384,902
Lowe's Companies Incorporated	17,518	3,059,869
O'Reilly Automotive Incorporated †	1,742	1,100,526
Ross Stores Incorporated	9,311	653,912
The Home Depot Incorporated	27,381	7,509,787
The TJX Companies Incorporated	31,119	1,737,996
Tractor Supply Company	2,965	574,765
Ulta Beauty Incorporated †	1,384	533,504
		17,485,782
Textiles, apparel & luxury goods: 0.29%
Nike Incorporated Class B	33,618	3,435,760
PVH Corporation	1,789	101,794
Ralph Lauren Corporation	1,226	109,911
Tapestry Incorporated	6,672	203,629
VF Corporation	8,553	377,786
		4,228,880
Consumer staples: 4.11%
Beverages: 1.10%
Brown-Forman Corporation Class B	4,843	339,785
Constellation Brands Incorporated Class A	4,313	1,005,188
Keurig Dr. Pepper Incorporated	19,545	691,698
Molson Coors Brewing Company Class B	4,990	272,005
Monster Beverage Corporation †	9,965	923,756
PepsiCo Incorporated	36,637	6,105,922
The Coca-Cola Company	103,379	6,503,573
		15,841,927
Food & staples retailing: 0.89%
Costco Wholesale Corporation	11,744	5,628,664
Sysco Corporation	13,500	1,143,585
The Kroger Company	17,383	822,737
Walgreens Boots Alliance Incorporated	18,997	719,986
Walmart Incorporated	37,200	4,522,776
		12,837,748
Food products: 0.67%
Archer Daniels Midland Company	14,910	1,157,016
Campbell Soup Company	5,356	257,356
ConAgra Foods Incorporated	12,715	435,362
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Food products (continued)
General Mills Incorporated	15,957	$ 1,203,956
Hormel Foods Corporation	7,509	355,626
Kellogg Company	6,714	478,977
Lamb Weston Holdings Incorporated	3,827	273,477
McCormick & Company Incorporated	6,630	551,948
Mondelez International Incorporated Class A	36,670	2,276,840
The Hershey Company	3,868	832,239
The J.M. Smucker Company	2,874	367,901
The Kraft Heinz Company	18,810	717,413
Tyson Foods Incorporated Class A	7,725	664,814
		9,572,925
Household products: 0.92%
Church & Dwight Company Incorporated	6,433	596,082
Colgate-Palmolive Company	22,203	1,779,348
Kimberly-Clark Corporation	8,928	1,206,619
The Clorox Company	3,261	459,736
The Procter & Gamble Company	63,574	9,141,305
		13,183,090
Personal products: 0.11%
The Estee Lauder Companies Incorporated Class A	6,142	1,564,183
Tobacco: 0.42%
Altria Group Incorporated	47,974	2,003,874
Philip Morris International Incorporated	41,073	4,055,548
		6,059,422
Energy: 2.56%
Energy equipment & services: 0.20%
Baker Hughes Incorporated	24,784	715,514
Halliburton Company	23,900	749,504
Schlumberger Limited	37,452	1,339,284
		2,804,302
Oil, gas & consumable fuels: 2.36%
APA Corporation	8,962	312,774
Chevron Corporation	52,062	7,537,536
ConocoPhillips	34,273	3,078,058
Coterra Energy Incorporated	21,351	550,642
Devon Energy Corporation	16,264	896,309
Diamondback Energy Incorporated	4,421	535,604
EOG Resources Incorporated	15,520	1,714,029
Exxon Mobil Corporation	111,620	9,559,137
Hess Corporation	7,340	777,600
Kinder Morgan Incorporated	51,670	865,989
Marathon Oil Corporation	18,752	421,545
Marathon Petroleum Corporation	14,335	1,178,480
Occidental Petroleum Corporation	23,591	1,389,038
ONEOK Incorporated	11,834	656,787
Phillips 66	12,748	1,045,209
Pioneer Natural Resources Company	5,962	1,330,003
See accompanying notes to portfolio of investments

4  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
The Williams Companies Incorporated	32,274	$ 1,007,272
Valero Energy Corporation	10,813	1,149,206
		34,005,218
Financials: 6.37%
Banks: 2.17%
Bank of America Corporation	187,865	5,848,237
Citigroup Incorporated	51,455	2,366,415
Citizens Financial Group Incorporated	12,997	463,863
Comerica Incorporated	3,465	254,262
Fifth Third Bancorp	18,179	610,814
First Republic Bank	4,755	685,671
Huntington Bancshares Incorporated	38,134	458,752
JPMorgan Chase & Company	77,823	8,763,648
KeyCorp	24,708	425,719
M&T Bank Corporation	4,754	757,740
PNC Financial Services Group Incorporated	10,959	1,729,001
Regions Financial Corporation	24,761	464,269
Signature Bank	1,667	298,743
SVB Financial Group †	1,559	615,789
Truist Financial Corporation	35,278	1,673,236
US Bancorp	35,825	1,648,667
Wells Fargo & Company	100,433	3,933,961
Zions Bancorporation	4,011	204,160
		31,202,947
Capital markets: 1.69%
Ameriprise Financial Incorporated	2,912	692,124
Bank of New York Mellon Corporation	19,692	821,353
BlackRock Incorporated	3,774	2,298,517
Cboe Global Markets Incorporated	2,814	318,517
CME Group Incorporated	9,523	1,949,358
FactSet Research Systems Incorporated	1,004	386,108
Franklin Resources Incorporated	7,418	172,914
Intercontinental Exchange Incorporated	14,792	1,391,040
Invesco Limited	8,922	143,912
MarketAxess Holdings Incorporated	1,000	256,010
Moody's Corporation	4,253	1,156,688
Morgan Stanley	37,081	2,820,381
MSCI Incorporated	2,150	886,123
Northern Trust Corporation	5,521	532,666
Raymond James Financial Incorporated	5,151	460,551
S&P Global Incorporated	9,197	3,099,941
State Street Corporation	9,727	599,670
T. Rowe Price Group Incorporated	6,023	684,273
The Charles Schwab Corporation	39,962	2,524,799
The Goldman Sachs Group Incorporated	9,100	2,702,882
The NASDAQ Incorporated	3,054	465,857
		24,363,684
Consumer finance: 0.31%
American Express Company	16,163	2,240,515
Capital One Financial Corporation	10,415	1,085,139
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  5

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Consumer finance (continued)
Discover Financial Services	7,445	$ 704,148
Synchrony Financial	13,288	367,015
		4,396,817
Diversified financial services: 0.91%
Berkshire Hathaway Incorporated Class B †	47,938	13,088,033
Insurance: 1.29%
AFLAC Incorporated	15,703	868,847
American International Group Incorporated	20,991	1,073,270
Aon plc Class A	5,628	1,517,759
Arthur J. Gallagher & Company	5,566	907,481
Assurant Incorporated	1,433	247,694
Brown & Brown Incorporated	6,208	362,175
Chubb Limited	11,227	2,207,004
Cincinnati Financial Corporation	3,952	470,209
Everest Reinsurance Group Limited	1,045	292,893
Globe Life Incorporated	2,404	234,318
Lincoln National Corporation	4,283	200,316
Loews Corporation	5,152	305,308
Marsh & McLennan Companies Incorporated	13,299	2,064,670
MetLife Incorporated	18,315	1,149,999
Principal Financial Group Incorporated	6,227	415,901
Progressive Corporation	15,497	1,801,836
Prudential Financial Incorporated	9,936	950,676
The Allstate Corporation	7,286	923,355
The Hartford Financial Services Group Incorporated	8,714	570,157
The Travelers Companies Incorporated	6,358	1,075,329
W.R. Berkley Corporation	5,551	378,911
Willis Towers Watson plc	2,954	583,090
		18,601,198
Health care: 8.90%
Biotechnology: 1.30%
AbbVie Incorporated	46,823	7,171,411
Amgen Incorporated	14,155	3,443,912
Biogen Incorporated †	3,881	791,491
Gilead Sciences Incorporated	33,236	2,054,317
Incyte Corporation †	4,989	379,014
Moderna Incorporated †	9,169	1,309,792
Regeneron Pharmaceuticals Incorporated †	2,862	1,691,814
Vertex Pharmaceuticals Incorporated †	6,777	1,909,691
		18,751,442
Health care equipment & supplies: 1.62%
Abbott Laboratories	46,395	5,040,817
Abiomed Incorporated †	1,207	298,745
Align Technology Incorporated †	1,942	459,613
Baxter International Incorporated	13,342	856,957
Becton Dickinson & Company	7,553	1,862,041
Boston Scientific Corporation †	37,879	1,411,750
Dentsply Sirona Incorporated	5,709	203,983
DexCom Incorporated †	10,400	775,112
Edwards Lifesciences Corporation †	16,475	1,566,608
Hologic Incorporated †	6,608	457,934
See accompanying notes to portfolio of investments

6  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
IDEXX Laboratories Incorporated †	2,226	$ 780,725
Intuitive Surgical Incorporated †	9,511	1,908,953
Medtronic plc	35,547	3,190,343
ResMed Incorporated	3,876	812,526
STERIS plc	2,653	546,916
Stryker Corporation	8,918	1,774,058
Teleflex Incorporated	1,243	305,592
The Cooper Companies Incorporated	1,306	408,935
Zimmer Biomet Holdings Incorporated	5,553	583,398
		23,245,006
Health care providers & services: 2.04%
AmerisourceBergen Corporation	3,996	565,354
Anthem Incorporated	6,388	3,082,721
Cardinal Health Incorporated	7,218	377,285
Centene Corporation †	15,498	1,311,286
Cigna Corporation	8,407	2,215,413
CVS Health Corporation	34,746	3,219,564
DaVita HealthCare Partners Incorporated †	1,604	128,256
HCA Healthcare Incorporated	6,029	1,013,234
Henry Schein Incorporated †	3,658	280,715
Humana Incorporated	3,352	1,568,971
Laboratory Corporation of America Holdings	2,456	575,588
McKesson Corporation	3,852	1,256,561
Molina Healthcare Incorporated †	1,555	434,794
Quest Diagnostics Incorporated	3,110	413,568
UnitedHealth Group Incorporated	24,859	12,768,328
Universal Health Services Incorporated Class B	1,779	179,163
		29,390,801
Life sciences tools & services: 1.11%
Agilent Technologies Incorporated	7,952	944,459
Bio-Rad Laboratories Incorporated Class A †	573	283,635
Bio-Techne Corporation	1,040	360,506
Charles River Laboratories International Incorporated †	1,346	288,004
Danaher Corporation	17,146	4,346,854
Illumina Incorporated †	4,163	767,491
IQVIA Holdings Incorporated †	5,015	1,088,205
Mettler-Toledo International Incorporated †	601	690,411
PerkinElmer Incorporated	3,343	475,441
Thermo Fisher Scientific Incorporated	10,373	5,635,443
Waters Corporation †	1,596	528,244
West Pharmaceutical Services Incorporated	1,963	593,552
		16,002,245
Pharmaceuticals: 2.83%
Bristol-Myers Squibb Company	56,414	4,343,878
Catalent Incorporated †	4,749	509,520
Eli Lilly & Company	20,896	6,775,110
Johnson & Johnson	69,724	12,376,707
Merck & Company Incorporated	67,006	6,108,937
Organon & Company	6,721	226,834
Pfizer Incorporated	148,672	7,794,873
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  7

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Viatris Incorporated	32,123	$ 336,328
Zoetis Incorporated	12,470	2,143,468
		40,615,655
Industrials: 4.59%
Aerospace & defense: 1.01%
General Dynamics Corporation	6,107	1,351,174
Howmet Aerospace Incorporated	9,966	313,431
Huntington Ingalls Industries Incorporated	1,061	231,107
L3Harris Technologies Incorporated	5,111	1,235,329
Lockheed Martin Corporation	6,275	2,697,999
Northrop Grumman Corporation	3,872	1,853,023
Raytheon Technologies Corporation	39,407	3,787,407
Textron Incorporated	5,699	348,038
The Boeing Company †	14,736	2,014,706
TransDigm Group Incorporated †	1,374	737,385
		14,569,599
Air freight & logistics: 0.40%
C.H. Robinson Worldwide Incorporated	3,372	341,820
Expeditors International of Washington Incorporated	4,445	433,210
FedEx Corporation	6,318	1,432,354
United Parcel Service Incorporated Class B	19,460	3,552,228
		5,759,612
Airlines: 0.12%
Alaska Air Group Incorporated †	3,341	133,807
American Airlines Group Incorporated †	17,210	218,223
Delta Air Lines Incorporated †	16,986	492,084
Southwest Airlines Company †	15,712	567,517
United Airlines Holdings Incorporated †	8,657	306,631
		1,718,262
Building products: 0.24%
A.O. Smith Corporation	3,446	188,427
Allegion plc	2,327	227,813
Carrier Global Corporation	22,476	801,494
Fortune Brands Home & Security Incorporated	3,466	207,544
Johnson Controls International plc	18,433	882,572
Masco Corporation	6,252	316,351
Trane Technologies plc	6,197	804,804
		3,429,005
Commercial services & supplies: 0.28%
Cintas Corporation	2,305	860,987
Copart Incorporated †	5,664	615,450
Republic Services Incorporated	5,524	722,926
Rollins Incorporated	6,002	209,590
Waste Management Incorporated	10,122	1,548,464
		3,957,417
Construction & engineering: 0.03%
Quanta Services Incorporated	3,808	477,295
See accompanying notes to portfolio of investments

8  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Electrical equipment: 0.30%
AMETEK Incorporated	6,118	$ 672,307
Eaton Corporation plc	10,572	1,331,966
Emerson Electric Company	15,739	1,251,880
Generac Holdings Incorporated †	1,691	356,091
Rockwell Automation Incorporated	3,081	614,074
		4,226,318
Industrial conglomerates: 0.48%
3M Company	15,078	1,951,244
General Electric Company	29,164	1,856,872
Honeywell International Incorporated	18,037	3,135,011
		6,943,127
Machinery: 0.90%
Caterpillar Incorporated	14,133	2,526,415
Cummins Incorporated	3,739	723,609
Deere & Company	7,397	2,215,180
Dover Corporation	3,820	463,442
Fortive Corporation	9,498	516,501
IDEX Corporation	2,014	365,803
Illinois Tool Works Incorporated	7,510	1,368,698
Ingersoll Rand Incorporated	10,756	452,612
Nordson Corporation	1,428	289,084
Otis Worldwide Corporation	11,203	791,716
PACCAR Incorporated	9,213	758,598
Parker-Hannifin Corporation	3,401	836,816
Pentair plc	4,383	200,610
Snap-on Incorporated	1,414	278,600
Stanley Black & Decker Incorporated	4,000	419,440
Wabtec Corporation	4,840	397,267
Xylem Incorporated	4,772	373,075
		12,977,466
Professional services: 0.18%
Equifax Incorporated	3,242	592,573
Jacobs Engineering Group Incorporated	3,408	433,259
Leidos Holdings Incorporated	3,621	364,671
Nielsen Holdings plc	9,531	221,310
Robert Half International Incorporated	2,928	219,278
Verisk Analytics Incorporated	4,184	724,209
		2,555,300
Road & rail: 0.53%
CSX Corporation	57,611	1,674,176
J.B. Hunt Transport Services Incorporated	2,221	349,741
Norfolk Southern Corporation	6,315	1,435,336
Old Dominion Freight Line Incorporated	2,433	623,529
Union Pacific Corporation	16,641	3,549,192
		7,631,974
Trading companies & distributors: 0.12%
Fastenal Company	15,252	761,380
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
United Rentals Incorporated †	1,898	$ 461,043
W.W. Grainger Incorporated	1,137	516,687
		1,739,110
Information technology: 15.78%
Communications equipment: 0.46%
Arista Networks Incorporated †	5,963	558,972
Cisco Systems Incorporated	110,073	4,693,513
F5 Networks Incorporated †	1,602	245,170
Juniper Networks Incorporated	8,561	243,989
Motorola Solutions Incorporated	4,433	929,157
		6,670,801
Electronic equipment, instruments & components: 0.36%
Amphenol Corporation Class A	15,822	1,018,620
CDW Corporation of Delaware	3,580	564,065
Corning Incorporated	20,142	634,674
Keysight Technologies Incorporated †	4,822	664,713
TE Connectivity Limited	8,537	965,962
Teledyne Technologies Incorporated †	1,241	465,512
Trimble Incorporated †	6,628	385,948
Zebra Technologies Corporation Class A †	1,391	408,884
		5,108,378
IT services: 2.58%
Accenture plc Class A	16,783	4,659,800
Akamai Technologies Incorporated †	4,248	387,970
Automatic Data Processing Incorporated	11,069	2,324,933
Broadridge Financial Solutions Incorporated	3,106	442,760
Cognizant Technology Solutions Corporation Class A	13,810	932,037
DXC Technology Company †	6,478	196,348
EPAM Systems Incorporated †	1,514	446,297
Fidelity National Information Services Incorporated	16,184	1,483,587
Fiserv Incorporated †	15,415	1,371,473
FleetCor Technologies Incorporated †	2,049	430,515
Gartner Incorporated †	2,134	516,065
Global Payments Incorporated	7,460	825,374
International Business Machines Corporation	23,832	3,364,840
Jack Henry & Associates Incorporated	1,931	347,619
MasterCard Incorporated Class A	22,755	7,178,747
Paychex Incorporated	8,514	969,489
PayPal Holdings Incorporated †	30,685	2,143,040
VeriSign Incorporated †	2,525	422,508
Visa Incorporated Class A	43,607	8,585,782
		37,029,184
Semiconductors & semiconductor equipment: 3.05%
Advanced Micro Devices Incorporated †	42,939	3,283,545
Analog Devices Incorporated	13,866	2,025,684
Applied Materials Incorporated	23,407	2,129,569
Broadcom Incorporated	10,818	5,255,493
Enphase Energy Incorporated †	3,578	698,569
Intel Corporation	108,346	4,053,224
KLA Corporation	3,954	1,261,642
See accompanying notes to portfolio of investments

10  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Lam Research Corporation	3,676	$ 1,566,527
Microchip Technology Incorporated	14,732	855,635
Micron Technology Incorporated	29,588	1,635,625
Monolithic Power Systems Incorporated	1,162	446,254
NVIDIA Corporation	66,349	10,057,845
NXP Semiconductors NV	6,957	1,029,845
ON Semiconductor Corporation †	11,513	579,219
Qorvo Incorporated †	2,873	270,981
Qualcomm Incorporated	29,677	3,790,940
Skyworks Solutions Incorporated	4,264	395,017
Solaredge Technologies Incorporated †	1,468	401,762
Teradyne Incorporated	4,245	380,140
Texas Instruments Incorporated	24,434	3,754,284
		43,871,800
Software: 5.28%
Adobe Incorporated †	12,520	4,583,071
ANSYS Incorporated †	2,305	551,563
Autodesk Incorporated †	5,764	991,177
Cadence Design Systems Incorporated †	7,307	1,096,269
Ceridian HCM Holding Incorporated †	3,640	171,371
Citrix Systems Incorporated	3,305	321,147
Fortinet Incorporated †	17,650	998,637
Intuit Incorporated	7,494	2,888,487
Microsoft Corporation	198,172	50,896,515
NortonLifeLock Incorporated	15,418	338,579
Oracle Corporation	41,712	2,914,417
Paycom Software Incorporated †	1,276	357,433
PTC Incorporated †	2,790	296,689
Roper Technologies Incorporated	2,806	1,107,388
Salesforce.com Incorporated †	26,325	4,344,678
ServiceNow Incorporated †	5,312	2,525,962
Synopsys Incorporated †	4,057	1,232,111
Tyler Technologies Incorporated †	1,099	365,396
		75,980,890
Technology hardware, storage & peripherals: 4.05%
Apple Incorporated	407,416	55,701,916
Hewlett Packard Enterprise Company	34,450	456,807
HP Incorporated	27,911	914,923
NetApp Incorporated	5,897	384,720
Seagate Technology Holdings plc	5,237	374,131
Western Digital Corporation †	8,298	371,999
		58,204,496
Materials: 1.53%
Chemicals: 1.05%
Air Products & Chemicals Incorporated	5,876	1,413,060
Albemarle Corporation	3,103	648,465
Celanese Corporation Series A	2,870	337,541
CF Industries Holdings Incorporated	5,527	473,830
Corteva Incorporated	19,176	1,038,189
Dow Incorporated	19,293	995,712
DuPont de Nemours Incorporated	13,474	748,885
Eastman Chemical Company	3,415	306,565
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  11

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
Ecolab Incorporated	6,585	$ 1,012,510
FMC Corporation	3,337	357,092
International Flavors & Fragrances Incorporated	6,752	804,298
Linde plc	13,335	3,834,213
LyondellBasell Industries NV Class A	6,858	599,801
PPG Industries Incorporated	6,258	715,540
The Mosaic Company	9,592	453,030
The Sherwin-Williams Company	6,341	1,419,813
		15,158,544
Construction materials: 0.07%
Martin Marietta Materials Incorporated	1,652	494,344
Vulcan Materials Company	3,521	500,334
		994,678
Containers & packaging: 0.19%
Amcor plc	39,819	494,950
Avery Dennison Corporation	2,165	350,449
Ball Corporation	8,473	582,688
International Paper Company	9,821	410,812
Packaging Corporation of America	2,483	341,413
Sealed Air Corporation	3,871	223,434
WestRock Company	6,753	269,040
		2,672,786
Metals & mining: 0.22%
Freeport-McMoRan Incorporated	38,401	1,123,613
Newmont Corporation	21,029	1,254,800
Nucor Corporation	7,050	736,091
		3,114,504
Real estate: 1.72%
Equity REITs: 1.68%
Alexandria Real Estate Equities Incorporated	3,936	570,838
American Tower Corporation	12,313	3,147,080
AvalonBay Communities Incorporated	3,705	719,696
Boston Properties Incorporated	3,779	336,255
Camden Property Trust	2,822	379,503
Crown Castle International Corporation	11,474	1,931,992
Digital Realty Trust Incorporated	7,543	979,308
Duke Realty Corporation	10,187	559,776
Equinix Incorporated	2,412	1,584,732
Equity Residential	9,067	654,819
Essex Property Trust Incorporated	1,731	452,674
Extra Space Storage Incorporated	3,558	605,287
Federal Realty Investment Trust	1,894	181,332
Healthpeak Properties Incorporated	14,297	370,435
Host Hotels & Resorts Incorporated	18,939	296,964
Iron Mountain Incorporated	7,699	374,864
Kimco Realty Corporation	16,375	323,734
Mid-America Apartment Communities Incorporated	3,058	534,141
Prologis Incorporated	19,615	2,307,705
Public Storage Incorporated	4,046	1,265,063
Realty Income Corporation	15,941	1,088,133
See accompanying notes to portfolio of investments

12  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Regency Centers Corporation	4,110	$ 243,764
SBA Communications Corporation	2,857	914,383
Simon Property Group Incorporated	8,700	825,804
UDR Incorporated	7,930	365,097
Ventas Incorporated	10,591	544,695
VICI Properties Incorporated	25,517	760,151
Vornado Realty Trust	4,217	120,564
Welltower Incorporated	12,029	990,588
Weyerhaeuser Company	19,727	653,358
		24,082,735
Real estate management & development: 0.04%
CBRE Group Incorporated Class A †	8,661	637,536
Utilities: 1.82%
Electric utilities: 1.15%
Alliant Energy Corporation	6,646	389,522
American Electric Power Company Incorporated	13,607	1,305,456
Constellation Energy Corporation	8,657	495,700
Duke Energy Corporation	20,400	2,187,084
Edison International	10,101	638,787
Entergy Corporation	5,389	607,017
Evergy Incorporated	6,080	396,720
Eversource Energy	9,138	771,887
Exelon Corporation	25,973	1,177,096
FirstEnergy Corporation	15,128	580,764
NextEra Energy Incorporated	52,053	4,032,025
NRG Energy Incorporated	6,287	239,975
Pinnacle West Capital Corporation	2,994	218,921
PPL Corporation	19,499	529,008
The Southern Company	28,154	2,007,662
Xcel Energy Incorporated	14,432	1,021,208
		16,598,832
Gas utilities: 0.03%
Atmos Energy Corporation	3,683	412,864
Independent power & renewable electricity producers: 0.03%
AES Corporation	17,696	371,793
Multi-utilities: 0.56%
Ameren Corporation	6,842	618,243
CenterPoint Energy Incorporated	16,679	493,365
CMS Energy Corporation	7,688	518,940
Consolidated Edison Incorporated	9,388	892,799
Dominion Energy Incorporated	21,496	1,715,596
DTE Energy Company	5,134	650,735
NiSource Incorporated	10,752	317,076
Public Service Enterprise Group Incorporated	13,229	837,131
Sempra Energy	8,328	1,251,449
WEC Energy Group Incorporated	8,358	841,149
		8,136,483
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  13

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Water utilities: 0.05%
American Water Works Company Incorporated	4,816	$ 716,476
Total Common stocks (Cost $287,558,459)		845,338,230

	Interest rate		Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	1.95%	12-25-2034	$ 3,418	3,320
Total Non-agency mortgage-backed securities (Cost $3,418)				3,320
U.S. Treasury securities: 38.33%
U.S. Treasury Bond	1.13	5-15-2040	2,251,000	1,566,907
U.S. Treasury Bond	1.13	8-15-2040	2,981,000	2,059,452
U.S. Treasury Bond	1.25	5-15-2050	3,785,000	2,408,206
U.S. Treasury Bond	1.38	11-15-2040	1,746,000	1,257,461
U.S. Treasury Bond	1.38	8-15-2050	4,388,000	2,888,367
U.S. Treasury Bond	1.63	11-15-2050	4,394,000	3,090,389
U.S. Treasury Bond	1.75	8-15-2041	4,938,000	3,756,159
U.S. Treasury Bond	1.88	2-15-2041	4,559,000	3,575,431
U.S. Treasury Bond	1.88	2-15-2051	4,844,000	3,633,568
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	2,429,380
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	1,581,209
U.S. Treasury Bond	2.25	8-15-2049	3,118,000	2,558,343
U.S. Treasury Bond	2.38	11-15-2049	2,096,000	1,770,301
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	1,818,380
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	1,661,942
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	1,651,930
U.S. Treasury Bond	2.75	8-15-2042	1,218,000	1,092,822
U.S. Treasury Bond	2.75	11-15-2042	1,369,000	1,225,843
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	1,666,824
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	1,660,027
U.S. Treasury Bond	2.88	5-15-2043	1,822,000	1,661,436
U.S. Treasury Bond	2.88	8-15-2045	1,430,000	1,299,066
U.S. Treasury Bond	2.88	11-15-2046	1,071,000	976,451
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	2,407,412
U.S. Treasury Bond	3.00	5-15-2042	776,000	727,439
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	1,807,952
U.S. Treasury Bond	3.00	5-15-2045	1,115,000	1,034,250
U.S. Treasury Bond	3.00	11-15-2045	834,000	774,968
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	1,763,928
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	1,795,535
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	1,996,495
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	1,983,309
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	2,490,958
U.S. Treasury Bond	3.13	11-15-2041	846,000	812,259
U.S. Treasury Bond	3.13	2-15-2042	919,000	880,194
U.S. Treasury Bond	3.13	2-15-2043	1,334,000	1,267,456
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	1,893,428
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	2,209,427
U.S. Treasury Bond	3.38	5-15-2044	1,432,000	1,413,373
U.S. Treasury Bond	3.38	11-15-2048	2,541,000	2,581,795
U.S. Treasury Bond	3.50	2-15-2039	731,000	763,638
U.S. Treasury Bond	3.63	8-15-2043	1,504,000	1,543,597
U.S. Treasury Bond	3.63	2-15-2044	1,547,000	1,587,246
See accompanying notes to portfolio of investments

14  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	3.75%	8-15-2041	$ 929,000	$ 976,103
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	1,736,451
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,019,943
U.S. Treasury Bond	4.25	5-15-2039	681,000	777,856
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,104,124
U.S. Treasury Bond	4.38	2-15-2038	381,000	443,612
U.S. Treasury Bond	4.38	11-15-2039	757,000	874,512
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,242,311
U.S. Treasury Bond	4.38	5-15-2041	842,000	964,386
U.S. Treasury Bond	4.50	2-15-2036	837,000	984,064
U.S. Treasury Bond	4.50	5-15-2038	428,000	504,672
U.S. Treasury Bond	4.50	8-15-2039	721,000	847,682
U.S. Treasury Bond	4.63	2-15-2040	730,000	868,700
U.S. Treasury Bond	4.75	2-15-2037	264,000	318,770
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,305,458
U.S. Treasury Bond	5.00	5-15-2037	375,000	463,608
U.S. Treasury Bond	5.25	11-15-2028	479,000	538,856
U.S. Treasury Bond	5.25	2-15-2029	349,000	394,329
U.S. Treasury Bond	5.38	2-15-2031	752,000	885,656
U.S. Treasury Bond	5.50	8-15-2028	369,000	418,354
U.S. Treasury Bond	6.13	11-15-2027	525,000	603,258
U.S. Treasury Bond	6.13	8-15-2029	293,000	350,673
U.S. Treasury Bond	6.25	5-15-2030	478,000	585,475
U.S. Treasury Bond	6.38	8-15-2027	224,000	258,668
U.S. Treasury Bond	6.88	8-15-2025	224,000	249,568
U.S. Treasury Note	0.13	5-15-2023	2,501,000	2,441,797
U.S. Treasury Note	0.13	7-15-2023	2,396,000	2,327,021
U.S. Treasury Note	0.13	8-15-2023	2,616,000	2,533,433
U.S. Treasury Note	0.13	9-15-2023	2,914,000	2,816,222
U.S. Treasury Note	0.13	10-15-2023	2,974,000	2,867,122
U.S. Treasury Note	0.13	12-15-2023	3,018,000	2,895,865
U.S. Treasury Note	0.13	1-15-2024	3,281,000	3,140,660
U.S. Treasury Note	0.13	2-15-2024	3,940,000	3,764,393
U.S. Treasury Note	0.25	4-15-2023	2,385,000	2,337,021
U.S. Treasury Note	0.25	11-15-2023	3,497,000	3,369,961
U.S. Treasury Note	0.25	3-15-2024	3,929,000	3,751,428
U.S. Treasury Note	0.25	5-15-2024	3,937,000	3,741,842
U.S. Treasury Note	0.25	5-31-2025	2,714,000	2,504,407
U.S. Treasury Note	0.25	6-30-2025	2,925,000	2,693,057
U.S. Treasury Note	0.25	7-31-2025	3,039,000	2,790,301
U.S. Treasury Note	0.25	8-31-2025	3,153,000	2,886,966
U.S. Treasury Note	0.25	9-30-2025	3,464,000	3,164,824
U.S. Treasury Note	0.25	10-31-2025	3,586,000	3,267,743
U.S. Treasury Note	0.38	4-15-2024	3,919,000	3,741,114
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,404,671
U.S. Treasury Note	0.38	11-30-2025	3,685,000	3,365,729
U.S. Treasury Note	0.38	12-31-2025	3,794,000	3,457,727
U.S. Treasury Note	0.38	1-31-2026	4,058,000	3,689,927
U.S. Treasury Note	0.38	7-31-2027	2,771,000	2,422,352
U.S. Treasury Note	0.38	9-30-2027	3,141,000	2,732,179
U.S. Treasury Note	0.50	3-15-2023	2,052,000	2,020,098
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,304,271
U.S. Treasury Note	0.50	2-28-2026	4,104,000	3,740,572
U.S. Treasury Note	0.50	4-30-2027	2,015,000	1,783,432
U.S. Treasury Note	0.50	5-31-2027	2,282,000	2,015,291
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  15

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.50%	6-30-2027	$ 2,520,000	$ 2,221,242
U.S. Treasury Note	0.50	8-31-2027	2,918,000	2,560,887
U.S. Treasury Note	0.50	10-31-2027	3,418,000	2,986,210
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,500,621
U.S. Treasury Note	0.63	11-30-2027	3,631,000	3,188,472
U.S. Treasury Note	0.63	12-31-2027	3,852,000	3,375,465
U.S. Treasury Note	0.63	5-15-2030	3,675,000	3,064,318
U.S. Treasury Note	0.63	8-15-2030	4,582,000	3,798,764
U.S. Treasury Note	0.75	3-31-2026	4,059,000	3,728,096
U.S. Treasury Note	0.75	4-30-2026	4,130,000	3,786,048
U.S. Treasury Note	0.75	5-31-2026	4,136,000	3,784,278
U.S. Treasury Note	0.75	1-31-2028	4,214,000	3,711,283
U.S. Treasury Note	0.88	11-15-2030	2,681,000	2,263,665
U.S. Treasury Note	1.13	2-28-2025	2,444,000	2,326,192
U.S. Treasury Note	1.13	2-28-2027	964,000	883,152
U.S. Treasury Note	1.13	2-29-2028	4,178,000	3,756,610
U.S. Treasury Note	1.13	2-15-2031	7,183,000	6,172,329
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,795,992
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,348,758
U.S. Treasury Note	1.25	3-31-2028	4,152,000	3,751,073
U.S. Treasury Note	1.25	4-30-2028	4,224,000	3,810,015
U.S. Treasury Note	1.25	5-31-2028	4,167,000	3,753,555
U.S. Treasury Note	1.25	8-15-2031	7,687,000	6,617,426
U.S. Treasury Note	1.38	10-15-2022	2,223,000	2,218,495
U.S. Treasury Note	1.38	2-15-2023	1,589,000	1,576,710
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,706,463
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,783,428
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,743,482
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,274,989
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,670,077
U.S. Treasury Note	1.50	8-15-2022	2,254,000	2,254,142
U.S. Treasury Note	1.50	9-15-2022	2,264,000	2,263,216
U.S. Treasury Note	1.50	1-15-2023	2,250,000	2,235,938
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,621,460
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,663,063
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,362,253
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,310,024
U.S. Treasury Note	1.50	11-30-2024	2,394,000	2,309,368
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,221,252
U.S. Treasury Note	1.50	1-31-2027	1,873,000	1,748,767
U.S. Treasury Note	1.50	2-15-2030	4,305,000	3,866,764
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,250,272
U.S. Treasury Note	1.63	8-31-2022	1,827,000	1,827,143
U.S. Treasury Note	1.63	11-15-2022	3,435,000	3,426,144
U.S. Treasury Note	1.63	12-15-2022	2,239,000	2,231,041
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,693,689
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,694,450
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,792,436
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,176,336
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,207,949
U.S. Treasury Note	1.63	9-30-2026	1,851,000	1,746,086
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,695,305
U.S. Treasury Note	1.63	11-30-2026	1,912,000	1,799,073
U.S. Treasury Note	1.63	8-15-2029	2,854,000	2,598,478
U.S. Treasury Note	1.63	5-15-2031	7,512,000	6,712,091
See accompanying notes to portfolio of investments

16  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.75%	7-15-2022	$ 2,129,000	$ 2,129,438
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,770,720
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,675,909
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,086,561
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,365,862
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,345,662
U.S. Treasury Note	1.75	12-31-2024	2,381,000	2,307,524
U.S. Treasury Note	1.75	12-31-2026	1,893,000	1,789,772
U.S. Treasury Note	1.75	11-15-2029	2,229,000	2,045,369
U.S. Treasury Note	1.88	7-31-2022	1,815,000	1,816,087
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,754,859
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,248,337
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,648,600
U.S. Treasury Note	1.88	8-31-2024	1,345,000	1,313,319
U.S. Treasury Note	1.88	6-30-2026	1,825,000	1,745,370
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,746,168
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,779,248
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,237,019
U.S. Treasury Note	2.00	11-30-2022	3,346,000	3,340,772
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,065,221
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,896,300
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,899,022
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,902,417
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,446,226
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,382,043
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,222,036
U.S. Treasury Note	2.00	8-15-2051	4,900,000	3,786,973
U.S. Treasury Note	2.13	12-31-2022	3,385,000	3,377,860
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,619,189
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,280,355
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,932,121
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,893,278
U.S. Treasury Note	2.13	9-30-2024	1,844,000	1,809,641
U.S. Treasury Note	2.13	11-30-2024	1,852,000	1,813,730
U.S. Treasury Note	2.13	5-15-2025	3,005,000	2,931,401
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,732,206
U.S. Treasury Note	2.25	12-31-2023	1,247,000	1,233,653
U.S. Treasury Note	2.25	1-31-2024	1,334,000	1,318,836
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,386,453
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,850,388
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,475,071
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,875,318
U.S. Treasury Note	2.25	11-15-2025	3,473,000	3,382,648
U.S. Treasury Note	2.25	3-31-2026	1,872,000	1,818,911
U.S. Treasury Note	2.25	2-15-2027	3,350,000	3,230,002
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,206,175
U.S. Treasury Note	2.25	11-15-2027	3,248,000	3,113,893
U.S. Treasury Note	2.25	5-15-2041	4,397,000	3,669,090
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,322,094
U.S. Treasury Note	2.38	2-29-2024	1,671,000	1,655,204
U.S. Treasury Note	2.38	8-15-2024	3,101,000	3,059,936
U.S. Treasury Note	2.38	4-30-2026	1,812,000	1,768,540
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,267,158
U.S. Treasury Note	2.38	5-15-2029	3,295,000	3,156,636
U.S. Treasury Note	2.38	5-15-2051	4,919,000	4,152,520
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  17

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.50%	3-31-2023	$ 2,278,000	$ 2,272,839
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,647,650
U.S. Treasury Note	2.50	1-31-2024	1,876,000	1,861,930
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,393,237
U.S. Treasury Note	2.50	1-31-2025	1,936,000	1,910,590
U.S. Treasury Note	2.50	2-28-2026	1,888,000	1,851,715
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,357,710
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,297,880
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,391,980
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,864,792
U.S. Treasury Note	2.63	12-31-2025	1,914,000	1,886,935
U.S. Treasury Note	2.63	1-31-2026	1,869,000	1,841,914
U.S. Treasury Note	2.63	2-15-2029	3,512,000	3,419,398
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,276,596
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,330,900
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,341,408
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,395,901
U.S. Treasury Note	2.75	11-15-2023	3,078,000	3,068,742
U.S. Treasury Note	2.75	2-15-2024	2,325,000	2,316,826
U.S. Treasury Note	2.75	2-28-2025	1,955,000	1,940,872
U.S. Treasury Note	2.75	6-30-2025	1,959,000	1,943,772
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,001,930
U.S. Treasury Note	2.75	2-15-2028	4,229,000	4,155,158
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,441,613
U.S. Treasury Note	2.88	10-31-2023	2,318,000	2,315,465
U.S. Treasury Note	2.88	11-30-2023	2,370,000	2,366,945
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,875,905
U.S. Treasury Note	2.88	5-31-2025	1,939,000	1,930,668
U.S. Treasury Note	2.88	7-31-2025	1,949,000	1,940,016
U.S. Treasury Note	2.88	11-30-2025	1,880,000	1,868,764
U.S. Treasury Note	2.88	5-15-2028	4,397,000	4,345,644
U.S. Treasury Note	2.88	8-15-2028	4,422,000	4,368,107
U.S. Treasury Note	3.00	9-30-2025	1,994,000	1,991,118
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,811,024
U.S. Treasury Note	3.13	11-15-2028	3,621,000	3,628,497
U.S. Treasury Note	6.00	2-15-2026	445,000	489,587
U.S. Treasury Note	6.25	8-15-2023	378,000	392,278
U.S. Treasury Note	6.50	11-15-2026	296,000	337,139
U.S. Treasury Note	6.63	2-15-2027	215,000	247,468
U.S. Treasury Note	6.75	8-15-2026	221,000	252,346
U.S. Treasury Note	7.13	2-15-2023	260,000	267,109
U.S. Treasury Note	7.25	8-15-2022	261,000	262,869
U.S. Treasury Note	7.50	11-15-2024	240,000	264,553
U.S. Treasury Note	7.63	11-15-2022	140,000	142,877
U.S. Treasury Note	7.63	2-15-2025	216,000	240,857
Total U.S. Treasury securities (Cost $589,983,431)				551,208,568

See accompanying notes to portfolio of investments

18  |  Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.25%
Investment companies: 2.25%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	32,323,397	$ 32,323,397
Securities Lending Cash Investments LLC ♠∩∞		1.56	126,000	126,000
Total Short-term investments (Cost $32,449,397)				32,449,397
Total investments in securities (Cost $910,016,013)	99.36%			1,429,023,653
Other assets and liabilities, net	0.64			9,176,873
Total net assets	100.00%			$1,438,200,526

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$37,618,632	$234,636,904	$(239,932,139)	$0	$0	$32,323,397	32,323,397	$55,391
Securities Lending Cash Investments LLC	114,180	5,899,550	(5,887,730)	0	0	126,000	126,000	481#
				$0	$0	$32,449,397		$55,872

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  19

Portfolio of investments—June 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	59	9-16-2022	$11,490,916	$11,179,025	$0	$(311,891)
10-Year U.S. Treasury Notes	2,247	9-21-2022	269,599,182	266,339,719	0	(3,259,463)
U.S. Long Term Treasury Bonds	40	9-21-2022	5,573,948	5,545,000	0	(28,948)
U.S. Ultra Treasury Bonds	44	9-21-2022	6,854,616	6,791,125	0	(63,491)
2-Year U.S. Treasury Notes	95	9-30-2022	20,041,829	19,951,484	0	(90,345)
5-Year U.S. Treasury Notes	234	9-30-2022	26,413,219	26,266,500	0	(146,719)
Short
E-Mini S&P 500 Index	(453)	9-16-2022	(86,582,812)	(85,832,175)	750,637	0
U.S. Ultra Treasury Bonds	(514)	9-21-2022	(81,175,280)	(79,332,688)	1,842,592	0
					$2,593,229	$(3,900,857)
See accompanying notes to portfolio of investments

20  |  Allspring Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Allspring Index Asset Allocation Fund  |  21

Notes to portfolio of investments—June 30, 2022 (unaudited)

Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$24,138	$0	$24,138
Common stocks
Communication services	74,985,096	0	0	74,985,096
Consumer discretionary	89,079,226	0	0	89,079,226
Consumer staples	59,059,295	0	0	59,059,295
Energy	36,809,520	0	0	36,809,520
Financials	91,652,679	0	0	91,652,679
Health care	128,005,149	0	0	128,005,149
Industrials	65,984,485	0	0	65,984,485
Information technology	226,865,549	0	0	226,865,549
Materials	21,940,512	0	0	21,940,512
Real estate	24,720,271	0	0	24,720,271
Utilities	26,236,448	0	0	26,236,448
Non-agency mortgage-backed securities	0	3,320	0	3,320
U.S. Treasury securities	551,208,568	0	0	551,208,568
Short-term investments
Investment companies	32,449,397	0	0	32,449,397
	1,428,996,195	27,458	0	1,429,023,653
Futures contracts	2,593,229	0	0	2,593,229
Total assets	$1,431,589,424	$27,458	$0	$1,431,616,882
Liabilities
Futures contracts	$3,900,857	$0	$0	$3,900,857
Total liabilities	$3,900,857	$0	$0	$3,900,857

22  |  Allspring Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2022, $4,961,060 was segregated as cash collateral for open futures contracts.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Index Asset Allocation Fund  |  23